UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  Bay Adelaide Centre, Suite 5100
          333 Bay Street, Toronto, ON M5H 2R2
          Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Amy Aubin
Title: Chief Compliance Officer
Phone: 416-681-8013

Signature, Place, and Date of Signing:

    /s/ Amy Aubin          Toronto, Ontario, Canada      August 13, 2012
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE
                                         ----------------------
Form 13F Information Table Entry Total:  107
                                         ----------------------
Form 13F Information Table Value Total:  710,666 (in thousands)
                                         ----------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- ---------  --------  ------------------ ---------- -------- ----------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- ---------  --------  --------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES            COM               002824100   8,534.5    129,930 SH       SOLE
ACCENTURE LTD. - CLASS 'A'     SHS CLASS A       G1151C101  13,645.9    222,890 SH       SOLE
ALLIANCE DATA SYSTEMS CORP     COM               018581108   4,439.9     32,280 SH       SOLE
ALTRIA GROUP INC.              COM               02209S103   9,523.0    270,530 SH       SOLE
AMERICAN EXPRESS COMPANY       COM               025816109   1,384.2     23,340 SH       SOLE
AMERICAN TOWER REIT INC.       COM               03027X100  23,780.8    333,870 SH       SOLE
ANADARKO PETROLEUM CORP.       COM               032511107   2,174.5     32,240 SH       SOLE
ANDERSONS INC/THE              COM               034164103   1,470.8     33,840 SH       SOLE
ANHEUSER-BUSCH INBEV SPN ADR   SPONSORED ADR     03524A108   2,982.3     36,750 SH       SOLE
APPLE INC.                     COM               037833100  26,504.0     44,544 SH       SOLE
ASCENA RETAIL GROUP INC        COM               04351G101     449.2     23,680 SH       SOLE
ASHLAND INC.                   COM               044209104   9,925.1    140,550 SH       SOLE
AUTOMATIC DATA PROCESSING      COM               053015103   9,647.4    170,120 SH       SOLE
AUTONATION INC.                COM               05329W102   1,335.4     37,150 SH       SOLE
AVAGO TECHNOLOGIES LTD         SHS               Y0486S104   2,156.6     58,960 SH       SOLE
BABCOCK & WILCOX CO/THE        COM               05615F102   1,398.4     56,020 SH       SOLE
BEAM INC.                      COM               073730103   3,944.2     61,950 SH       SOLE
BERKSHIRE HATHAWAY INC. CL B   CL B NEW          084670702  19,242.7    226,650 SH       SOLE
BHP BILLITON LTD-SPON ADR      SPONSORED ADR     088606108   1,111.1     16,700 SH       SOLE
BRISTOL MYERS SQUIBB COMPANY   COM               110122108  13,727.7    374,790 SH       SOLE
BROOKFIELD INFRASTRUCTURE P LP LP INT UNIT       G16252101  23,076.3    674,690 SH       SOLE
BROOKFIELD RESIDENTIAL PROP.IN COM               11283W104   1,249.0    112,466 SH       SOLE
CABOT OIL & GAS CORP.          COM               127097103     773.5     19,270 SH       SOLE
CAPITAL ONE FINANCIAL CORP.    COM               14040H105   2,561.2     45,990 SH       SOLE
CARDINAL HEALTH INC.           COM               14149Y108   7,526.2    175,880 SH       SOLE
CBS CORPORATION                CL B              124857202   6,715.3    201,070 SH       SOLE
CINEDIGM DIGITAL CINEMA - A    COM               172407108      32.6     21,351 SH       SOLE
CINEMARK HOLDINGS INC          COM               17243V102   5,603.2    240,680 SH       SOLE
COMCAST CORPORATION 'A'        CL A              20030N101   2,246.9     68,980 SH       SOLE
COMCAST CORPORATION SPECIAL A  CL A SPL          20030N200   8,211.3    256,670 SH       SOLE
COPA HOLDINGS SA 'A'           CL A              P31076105   9,050.5    107,700 SH       SOLE
COPART INC                     COM               217204106   2,101.8     87,080 SH       SOLE
COVIDIEN PLC                   SHS               G2554F113   7,352.6    134,890 SH       SOLE
DIGITAL REALTY TRUST INC       COM               253868103   6,450.0     84,330 SH       SOLE
DST SYSTEMS INC                COM               233326107   1,098.9     19,860 SH       SOLE
EBAY INC                       COM               278642103   2,506.5     58,560 SH       SOLE
ECOLAB INC.                    COM               278865100   7,440.2    106,560 SH       SOLE
EXPRESS SCRIPTS INC.           COM               30219G108  11,105.7    195,240 SH       SOLE
EXXON MOBIL CORPORATION        COM               30231G102   4,791.7     54,961 SH       SOLE
EZCORP INC. 'A'                CL A NON VTG      302301106   1,221.2     51,090 SH       SOLE
FIRST REPUBLIC BANK/CA         COM               33616C100   2,225.9     65,020 SH       SOLE
FLOWSERVE CORP.                COM               34354P105  10,653.1     91,120 SH       SOLE
GENERAL GROWTH PROPERTIES      COM               370023103  15,843.1    859,590 SH       SOLE
GENERAL MOTORS 4.75% PFD B     JR PFD CNV SRB    37045V209   6,624.8    195,850 SH       SOLE
GLAXOSMITHKLINE PLC SPONS ADR  SPONSORED ADR     37733W105   1,300.0     28,000 SH       SOLE
HERSHEY COMPANY                COM               427866108  13,344.8    181,840 SH       SOLE
HOME DEPOT INC.                COM               437076102  24,246.4    449,100 SH       SOLE
HSN INC                        COM               404303109   3,463.2     84,240 SH       SOLE
INT'L. BUSINESS MACHINES       COM               459200101  13,374.4     67,118 SH       SOLE
INTUIT INC.                    COM               461202103   4,532.7     74,960 SH       SOLE
IPATH S&P500 VIX S/T $19 PUT 0 PUT               VXX712P19     427.9      1,000 SH       SOLE
ISHARES COMEX GOLD TRUST       ISHARES           464285105   1,745.4    110,100 SH       SOLE
JOHNSON & JOHNSON              COM               478160104   9,930.3    144,265 SH       SOLE
JP MORGAN CHASE & CO.          COM               46625H100   1,645.7     45,208 SH       SOLE
KRAFT FOODS INC - CLASS A      CL A              50075N104  29,581.4    751,790 SH       SOLE
LKQ CORP                       COM               501889208   7,673.4    225,730 SH       SOLE
MACY'S INC                     COM               55616P104   3,506.7    100,200 SH       SOLE
MAGNUM HUNTER RESOURCES CORP   COM               55973B102     891.3    209,280 SH       SOLE
MARATHON PETROLEUM CORP COMMON COM               56585A102   1,376.2     30,070 SH       SOLE
MATTEL INC.                    COM               577081102   4,824.5    145,970 SH       SOLE
MCDONALDS CORP.                COM               580135101  23,586.1    261,491 SH       SOLE
MEAD JOHNSON NUTRITION CO.     COM               582839106   9,338.0    113,840 SH       SOLE
MELCO CROWN ENTERTAINMENT      ADR               585464100   1,725.4    147,000 SH       SOLE
MICROSOFT CORPORATION          COM               594918104   9,276.1    297,630 SH       SOLE
MORGAN STANLEY CHINA A SHARE   COM               617468103   2,718.1    138,300 SH       SOLE
MOTOROLA SOLUTIONS INCM        COM NEW           620076307   9,681.3    197,510 SH       SOLE
NATIONAL OILWELL VARCO INC.    COM               637071101   3,060.8     46,620 SH       SOLE
NORFOLK SOUTHERN CORP.         COM               655844108  15,412.1    210,770 SH       SOLE
OAKTREE CAPITAL GROUP LLC      UNIT 99/99/9999   674001201   6,340.3    176,041 SH       SOLE
OASIS PETROLEUM INC.           COM               674215108   1,125.1     45,670 SH       SOLE
PFIZER INC.                    COM               717081103  15,408.1    657,526 SH       SOLE
PHILIP MORRIS INT'L INC.       COM               718172109   2,754.3     30,980 SH       SOLE
PHILLIPS 66                    COM               718546104     802.3     23,690 SH       SOLE
POLARIS INDUSTRIES, INC.       COM               731068102   6,515.1     89,460 SH       SOLE
PROSHARES SHORT S&P500         PSHS SHRT S&P500  74347R503     200.6      5,400 SH       SOLE
QUALCOMM INC.                  COM               747525103   1,295.1     22,830 SH       SOLE
RANGE RESOURCES CORP           COM               75281A109   4,892.9     77,620 SH       SOLE
REINSURANCE GROUP OF AMERICA A COM NEW           759351604     915.1     16,879 SH       SOLE
RESEARCH IN MOTION             COM               760975102     842.2    111,860 SH       SOLE
REX ENERGY CORP.               COM               761565100   1,653.7    144,790 SH       SOLE
RIO TINTO PLC - SPON ADR       SPONSORED ADR     767204100   1,169.1     24,000 SH       SOLE
RUTH'S HOSPITALITY GROUP INC.  COM               783332109     503.5     74,870 SH       SOLE
SANCHEZ ENERGY CORP.           COM               79970Y105   1,428.6     67,414 SH       SOLE
SM ENERGY CO.                  COM               78454L100   1,387.0     27,720 SH       SOLE
SOUTHWEST AIRLINES CO.         COM               844741108   3,427.9    364,910 SH       SOLE
SPDR GOLD TRUST                GOLD SHS          78463V107   1,111.9      7,032 SH       SOLE
SPROTT PHYSICAL GOLD TRUST     UNIT              85207H104     196.1     13,960 SH       SOLE
STARBUCKS CORP.                COM               855244109  17,902.3    329,540 SH       SOLE
TARGET CORP.                   COM               87612E106  12,166.8    205,220 SH       SOLE
TEVA PHARMACEUTICAL INDS.ADR   ADR               881624209     843.9     21,000 SH       SOLE
THE CARLYLE GROUP              COM UTS LTD PTN   14309L102   1,197.5     52,400 SH       SOLE
TIME WARNER INC.               COM NEW           887317303   9,678.9    246,750 SH       SOLE
TORCHMARK CORP                 COM               891027104   2,815.1     54,660 SH       SOLE
TORO CO                        COM               891092108   6,586.8     88,210 SH       SOLE
TYCO INTERNATIONAL LTD.        SHS               H89128104  13,927.3    258,650 SH       SOLE
ULTRA PETROLEUM CORP.          COM               903914109     983.7     41,850 SH       SOLE
VIACOM INC. 'B'                CL B              92553P201   9,167.8    191,370 SH       SOLE
VODAFONE GROUP PLC SP ADR      SPONS ADR NEW     92857W209  21,689.0    755,420 SH       SOLE
VORNADO REALTY TRUST           SH BEN INT        929042109  11,077.8    129,470 SH       SOLE
WAL-MART STORES INC.           COM               931142103   4,898.2     68,955 SH       SOLE
WALT DISNEY CO.                COM DISNEY        254687106  12,540.8    253,790 SH       SOLE
WALTER ENERGY INC.             COM               93317Q105     753.2     16,740 SH       SOLE
WATERS CORP.                   COM               941848103   1,779.7     21,980 SH       SOLE
WILLIAMS COS INC               COM               969457100  12,153.1    413,890 SH       SOLE
WPX ENERGY INC.                COM               98212B103   1,918.7    116,390 SH       SOLE
WYNN RESORTS LTD.              COM               983134107  14,203.8    134,410 SH       SOLE
YAHOO! INC.                    COM               984332106   1,911.7    118,530 SH       SOLE
                               $ VALUE (IN THOUSANDS)      710,666    # SECURITIES       107